Goodwill and Intangible Assets, net - Intangible Assets (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 19,480		$ 19,510	$ 28,274
Accumulated amortization	(10,502)		(9,976)	(16,514)
Total	8,978		9,534	11,760
Amortization of intangible assets	556	$ 557	2,226	3,214	$ 3,919
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	16,350		16,350	21,340
Accumulated amortization	(9,111)		(8,698)	(12,037)
Total	7,239		7,652	9,303
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	1,430		1,460	1,860
Accumulated amortization	(702)		(660)	(768)
Total	728		800	1,092
Trademarks and trade names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	160		160	350
Accumulated amortization	(53)		(47)	(210)
Total	107		113	140
Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	1,540		1,540	4,724
Accumulated amortization	(636)		(571)	(3,499)
Total	$ 904		$ 969	$ 1,225